Consolidated Companies and Business Acquired and Divested - Additional Information (Detail) - EUR (€) € in Thousands			12 Months Ended
	Jul. 01, 2019	Jan. 01, 2019	Dec. 31, 2019		Dec. 31, 2018	Nov. 30, 2019
Disclosure of detailed information about business combination [line items]
Recognition of a financial liability with initial recognition through shareholders equity			€ 47,684,000	[1]	€ 59,179,000
Remeasurement of the financial liability			77,942,000		92,693,000
Financial liabilities			832,014,000		831,345,000
ING Lease Italy [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Settlement price	€ 1,162	€ 1,162
Cash consideration	368,000
Deferred Purchase Price	20,000
Senior Loan facility for the portfolio of lease receivables	€ 774,000
The additional loss			€ (2,000)		€ (123,000)
Payvision Holding BV [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			23.00%		75.00%
Proportion of ownership interest in associate			98.00%
Financial liabilities			€ 7,000
Transfer between Non-controlling interest and Shareholders equity			24,000
Contingent consideration paid			€ 16,000
Payvision Holding BV [Member] | Call options [member]
Disclosure of detailed information about business combination [line items]
Share purchase agreement possible acquisition percent of shares					25.00%
Payvision Holding BV [Member] | Put and call options [Member]
Disclosure of detailed information about business combination [line items]
Recognition of a financial liability with initial recognition through shareholders equity					€ 87,000
Total consideration, share purchase agrement						€ 90,000
Remeasurement of the financial liability						€ 90,000
Intersoftware Group B.V., Findata Access B.V. and Unitrust B.V. (ISW Group) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			80.00%
Total purchase consideration			€ 18,000
Goodwill recognised			€ 17,000

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.